Revenue from Contract with Customers (Tables)	12 Months Ended
Mar. 31, 2023
Revenue from Contract with Customers [abstract]
Schedule of Revenue from Contract with Customers

Revenue from contract with customers consist of the following for the year ended March 31, 2023 and for the year ended March 31, 2022:

Disaggregated revenue information	For the year ended March 31, 2023	For the year ended March 31, 2022
	(US$)	(US$)
Types of services:
Subscription Income	$13,930,887	$—
Carriage/Placement fees	3,406,204	—
Advertisement Income	1,413,553	—
Telemedicine service charges	—	50,630
Activation Installation Fees	257,540	—
Total Revenue from customers	$19,008,184	$50,630

Timing of revenue recognition
Product transferred at point in time	—	—
Services transferred over time	$19,008,184	$50,630
Total	$19,008,184	$50,630

Schedule of Information About Receivables, Contract Assets and Contract Liabilities

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$1,831,724	$—